United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-03-31

Date of Reporting Period: 2026-03-31

Item 1.	Reports to Stockholders

Federated Hermes Floating Rate Strategic Income Fund

Class A Shares | FRSAX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.92%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index
3/31/2016	$9,897	$10,000
3/31/2017	$10,597	$10,044
3/31/2018	$10,916	$10,165
3/31/2019	$11,197	$10,620
3/31/2020	$10,263	$11,569
3/31/2021	$11,701	$11,651
3/31/2022	$11,878	$11,168
3/31/2023	$11,701	$10,633
3/31/2024	$12,717	$10,814
3/31/2025	$13,420	$11,342
3/31/2026	$13,966	$11,835

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	2.99%	3.39%	3.40%
Class A Shares without sales load	4.07%	3.60%	3.50%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Blended IndexFootnote Reference*	4.11%	4.42%	N/A
Footnote	Description
Footnote*	The Blended Index commenced operations on January 1, 2019. As the Blended Index has not been in existence for ten full calendar years as of March 31, 2026, the 10 Years return is not available.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$324,151,122
  Number of Investments46
  Portfolio Turnover5%
  Total Advisory Fees Paid$1,877,191

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C647

Q450751-A (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Institutional Shares | FFRSX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.67%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index
3/31/2016	$10,000	$10,000
3/31/2017	$10,744	$10,044
3/31/2018	$11,106	$10,165
3/31/2019	$11,433	$10,620
3/31/2020	$10,512	$11,569
3/31/2021	$12,014	$11,651
3/31/2022	$12,227	$11,168
3/31/2023	$12,061	$10,633
3/31/2024	$13,141	$10,814
3/31/2025	$13,917	$11,342
3/31/2026	$14,520	$11,835

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	4.33%	3.86%	3.80%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Blended IndexFootnote Reference*	4.11%	4.42%	N/A
Footnote	Description
Footnote*	The Blended Index commenced operations on January 1, 2019. As the Blended Index has not been in existence for ten full calendar years as of March 31, 2026, the 10 Years return is not available.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$324,151,122
  Number of Investments46
  Portfolio Turnover5%
  Total Advisory Fees Paid$1,877,191

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C670

Q450751-B (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Class R6 Shares | FFRLX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$67	0.66%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% Bloomberg US Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s investment grade holdings significantly outperformed their Blended Index component through positive security selection, creating the strongest contributor to relative performance.

  The Fund’s Project and Trade Finance holdings also significantly outperformed their Blended Index component, producing a meaningful positive relative contribution despite being underweight the sector versus the Blended Index.

  The Fund’s overweight allocation to bank loans was a positive contributor to relative performance as bank loans were the highest performing sector within the Blended Index; within the Fund’s bank loan holdings, security selection drove outperformance versus the Blended Index.

Top Detractors from Performance

  The Fund’s cash holdings detracted from performance relative to the Blended Index because cash had the lowest return of all the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index
3/31/2016	$10,000	$10,000
3/31/2017	$10,738	$10,044
3/31/2018	$11,100	$10,165
3/31/2019	$11,416	$10,620
3/31/2020	$10,496	$11,569
3/31/2021	$11,999	$11,651
3/31/2022	$12,225	$11,168
3/31/2023	$12,060	$10,633
3/31/2024	$13,141	$10,814
3/31/2025	$13,903	$11,342
3/31/2026	$14,506	$11,835

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	4.34%	3.87%	3.79%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Blended IndexFootnote Reference*	4.11%	4.42%	N/A
Footnote	Description
Footnote[1]	The Fund’s Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Footnote*	The Blended Index commenced operations on January 1, 2019. As the Blended Index has not been in existence for ten full calendar years as of March 31, 2026, the 10 Years return is not available.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$324,151,122
  Number of Investments46
  Portfolio Turnover5%
  Total Advisory Fees Paid$1,877,191

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
U.S. Treasury Securities	0.8%
Corporate Bonds	4.4%
Exchange-Traded Funds	4.7%
Cash Equivalents	5.5%
Trade Finance Agreements	12.0%
Collateralized Mortgage Obligations	21.6%
Floating Rate Loans	46.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr., CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire and no longer serve as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C571

Q450751-C (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class A Shares | FUSGX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	0.96%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$9,544	$10,000	$10,000
3/31/2017	$9,542	$10,044	$10,017
3/31/2018	$9,556	$10,165	$10,095
3/31/2019	$9,889	$10,620	$10,542
3/31/2020	$10,468	$11,569	$11,283
3/31/2021	$10,488	$11,651	$11,273
3/31/2022	$9,875	$11,168	$10,719
3/31/2023	$9,338	$10,633	$10,199
3/31/2024	$9,408	$10,814	$10,340
3/31/2025	$9,845	$11,342	$10,898
3/31/2026	$10,336	$11,835	$11,529

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	0.31%	(1.21)%	0.33%
Class A Shares without sales load	4.99%	(0.29)%	0.80%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg US Mortgage Backed Securities Index	5.79%	0.45%	1.43%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$87,765,819
  Number of Investments149
  Portfolio Turnover211%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27%
  Total Advisory Fees Paid$56,044

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C704

28390-A (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class C Shares | FUSCX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$175	1.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$10,000	$10,000	$10,000
3/31/2017	$9,922	$10,044	$10,017
3/31/2018	$9,862	$10,165	$10,095
3/31/2019	$10,127	$10,620	$10,542
3/31/2020	$10,640	$11,569	$11,283
3/31/2021	$10,579	$11,651	$11,273
3/31/2022	$9,900	$11,168	$10,719
3/31/2023	$9,278	$10,633	$10,199
3/31/2024	$9,274	$10,814	$10,340
3/31/2025	$9,705	$11,342	$10,898
3/31/2026	$10,190	$11,835	$11,529

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	3.36%	(1.02)%	0.19%
Class C Shares without sales load	4.36%	(1.02)%	0.19%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg US Mortgage Backed Securities Index	5.79%	0.45%	1.43%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$87,765,819
  Number of Investments149
  Portfolio Turnover211%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27%
  Total Advisory Fees Paid$56,044

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C886

28390-B (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Institutional Shares | FCBRX

Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Duration strategy proved beneficial as the Fund’s effective duration exceeded that of the Index, aiding relative Fund performance as market yields declined.

  Sector allocation made a positive relative contribution attributed to agency collateralized mortgage obligation (CMO) floaters.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Yield curve strategy detracted slightly from relative performance over the reporting period.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2016 to 3/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2016	$10,000	$10,000	$10,000
3/31/2017	$9,997	$10,044	$10,017
3/31/2018	$10,013	$10,165	$10,095
3/31/2019	$10,361	$10,620	$10,542
3/31/2020	$10,968	$11,569	$11,283
3/31/2021	$10,994	$11,651	$11,273
3/31/2022	$10,383	$11,168	$10,719
3/31/2023	$9,842	$10,633	$10,199
3/31/2024	$9,940	$10,814	$10,340
3/31/2025	$10,429	$11,342	$10,898
3/31/2026	$10,977	$11,835	$11,529

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference*	5.25%	(0.03)%	0.94%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg US Mortgage Backed Securities Index	5.79%	0.45%	1.43%
Footnote	Description
Footnote*	The Fund’s Institutional Shares commenced operations on May 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$87,765,819
  Number of Investments149
  Portfolio Turnover211%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)27%
  Total Advisory Fees Paid$56,044

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	0.9%
Asset-Backed Securities	1.2%
Cash Equivalents	4.1%
Collateralized Mortgage Obligations	20.5%
U.S. Government Agency Mortgage-Backed Securities	94.6%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C522

28390-C (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $267,968

Fiscal year ended 2025 - $256,700

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,756 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $649,507

Fiscal year ended 2025 - $165,122

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | FRSAX	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—21.6%
		Federal Home Loan Mortgage Corporation—7.9%
$ 21,016		FHLMC REMIC, Series 3122, Class FE, 4.086% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 20,943
162,289		FHLMC REMIC, Series 3241, Class FM, 4.166% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	161,412
1,425,433		FHLMC REMIC, Series 4281, Class LF, 4.286% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,421,853
587,109		FHLMC REMIC, Series 4313, Class FM, 4.236% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	579,848
372,602		FHLMC REMIC, Series 4867, Class FA, 4.186% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	370,768
1,167,496		FHLMC REMIC, Series 4903, Class NF, 4.176% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,160,125
1,630,206		FHLMC REMIC, Series 4911, Class FB, 4.226% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,611,173
3,196,235		FHLMC REMIC, Series 5396, Class DF, 4.911% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	3,205,841
3,006,845		FHLMC REMIC, Series 5409, Class JF, 5.111% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	3,031,030
4,752,978		FHLMC REMIC, Series 5459, Class FB, 4.611% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	4,756,933
4,151,867		FHLMC REMIC, Series 5476, Class FA, 4.761% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	4,161,543
2,501,421		FHLMC REMIC, Series 5478, Class FL, 4.561% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	2,520,101
2,740,736		FHLMC REMIC, Series 5568, Class FG, 4.761% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	2,760,884
		TOTAL	25,762,454
		Federal National Mortgage Association—5.0%
185,818		FNMA REMIC, Series 2006-99, Class AF, 4.196% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	185,245
121,186		FNMA REMIC, Series 2006-111, Class FA, 4.156% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	120,628
22,708		FNMA REMIC, Series 2010-134, Class BF, 4.206% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	22,710
64,123		FNMA REMIC, Series 2010-135, Class FP, 4.176% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	63,510
450,748		FNMA REMIC, Series 2010-141, Class FB, 4.246% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	450,292
108,955		FNMA REMIC, Series 2012-79, Class F, 4.226% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	108,038
1,922,722		FNMA REMIC, Series 2016-50, Class FM, 4.176% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	1,916,244
6,103,981		FNMA REMIC, Series 2016-57, Class FN, 4.226% (30-DAY AVERAGE SOFR +0.564%), 6/25/2046	6,033,089
1,885,793		FNMA REMIC, Series 2018-35, Class FA, 4.076% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	1,829,891
1,488,316		FNMA REMIC, Series 2019-24, Class BF, 4.176% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	1,478,529
1,120,425		FNMA REMIC, Series 2019-41, Class F, 4.276% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,106,232
2,871,067		FNMA REMIC, Series 2024-15, Class FA, 4.861% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	2,878,987
		TOTAL	16,193,395
		Government National Mortgage Association—8.7%
4,031,080		GNMA REMIC, Series 2023-130, Class NF, 4.822% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,073,966
4,657,575		GNMA REMIC, Series 2024-51, Class DF, 4.972% (30-DAY AVERAGE SOFR +1.300%), 3/20/2054	4,685,772
3,187,089		GNMA REMIC, Series 2024-64, Class FM, 4.722% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	3,195,896
2,026,818		GNMA REMIC, Series 2024-97, Class BF, 5.022% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	2,042,987
3,849,353		GNMA REMIC, Series 2024-162, Class FD, 4.722% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	3,848,093
2,337,598		GNMA REMIC, Series 2024-167, Class FE, 4.502% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	2,347,553
2,279,788		GNMA REMIC, Series 2024-204, Class BF, 4.662% (30-DAY AVERAGE SOFR +0.990%), 12/20/2054	2,285,336
3,022,384		GNMA REMIC, Series 2025-1, Class FJ, 4.972% (30-DAY AVERAGE SOFR +1.300%), 1/20/2055	3,042,820
2,656,103		GNMA REMIC, Series 2025-47, Class FB, 4.822% (30-DAY AVERAGE SOFR +1.150%), 3/20/2055	2,661,751
		TOTAL	28,184,174
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $69,977,310)	70,140,023
		U.S. TREASURY—0.8%
		U.S. Treasury Notes—0.8%
2,500,000		United States Treasury Note, 3.875%, 10/15/2027 (IDENTIFIED COST $2,500,309)	2,501,562
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
26,570		FHLMC ARM, 6.353%, 8/1/2035	27,416
12,182		FHLMC ARM, 6.445%, 5/1/2034	12,520
5,097		FHLMC ARM, 6.625%, 5/1/2036	5,271
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation ARM—continued
$ 11,806		FHLMC ARM, 6.698%, 7/1/2034	$ 12,165
		TOTAL	57,372
		Federal National Mortgage Association ARM—0.0%
39,781		FNMA ARM, 5.835%, 2/1/2036	40,971
7,402		FNMA ARM, 6.065%, 9/1/2035	7,605
8,904		FNMA ARM, 6.174%, 4/1/2034	9,176
		TOTAL	57,752
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $113,858)	115,124
		ASSET-BACKED SECURITY—0.0%
		Automotive—0.0%
10,800		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029 (IDENTIFIED COST $10,799)	10,811
		INVESTMENT COMPANIES—77.5%
24,660,417		Bank Loan Core Fund	205,914,484
4,118,107		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2]	4,118,107
4,605,615		Project and Trade Finance Core Fund	41,036,030
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $278,646,811)	251,068,621
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $351,249,087)[3]	323,836,141
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	314,981
		NET ASSETS—100%	$324,151,122
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
	Bank Loan Core Fund*	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2025	$285,353,399	$48,438,401	$2,016,381	$335,808,181
Purchases at Cost	$—	$—	$91,582,773	$91,582,773
Proceeds from Sales	$(73,250,000)	$(7,500,000)	$(89,481,047)	$(170,231,047)
Change in Unrealized Appreciation/Depreciation	$3,597,302	$70,313	$—	$3,667,615
Net Realized Gain/(Loss)	$(9,786,217)	$27,316	$—	$(9,758,901)
Value as of 3/31/2026	$205,914,484	$41,036,030	$4,118,107	$251,068,621
Shares Held as of 3/31/2026	24,660,417	4,605,615	4,118,107	33,384,139
Dividend Income	$18,058,309	$3,165,745	$131,081	$21,355,135

*	At March 31, 2026, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $355,464,492.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
2

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$70,140,023	$—	$70,140,023
U.S. Treasury	—	2,501,562	—	2,501,562
Adjustable Rate Mortgages	—	115,124	—	115,124
Asset-Backed Security	—	10,811	—	10,811
Investment Companies	210,032,591	—	—	210,032,591
Other Investments[1]	—	—	—	41,036,030
TOTAL SECURITIES	$210,032,591	$72,767,520	$—	$323,836,141

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $41,036,030 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.58	$8.71	$8.68	$9.35	$9.53
Income From Investment Operations:
Net investment income (loss)[1]	0.49	0.59	0.69	0.51	0.33
Net realized and unrealized gain (loss)	(0.15)	(0.12)	0.03	(0.66)	(0.19)
Total From Investment Operations	0.34	0.47	0.72	(0.15)	0.14
Less Distributions:
Distributions from net investment income	(0.48)	(0.60)	(0.69)	(0.52)	(0.32)
Net Asset Value, End of Period	$8.44	$8.58	$8.71	$8.68	$9.35
Total Return[2]	4.07%	5.52%	8.68%	(1.49)%	1.52%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	0.91%	0.93%	0.93%	0.93%
Net investment income	5.68%	6.86%	8.00%	5.72%	3.48%
Expense waiver/reimbursement[4]	0.15%	0.15%	0.14%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$140,413	$169,202	$183,256	$202,984	$347,287
Portfolio turnover[5]	5%	13%	6%	10%	4%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.58	$8.70	$8.67	$9.35	$9.53
Income From Investment Operations:
Net investment income (loss)[1]	0.51	0.62	0.71	0.52	0.35
Net realized and unrealized gain (loss)	(0.15)	(0.12)	0.03	(0.66)	(0.18)
Total From Investment Operations	0.36	0.50	0.74	(0.14)	0.17
Less Distributions:
Distributions from net investment income	(0.50)	(0.62)	(0.71)	(0.54)	(0.35)
Net Asset Value, End of Period	$8.44	$8.58	$8.70	$8.67	$9.35
Total Return[2]	4.33%	5.91%	8.95%	(1.36)%	1.77%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.66%	0.68%	0.68%	0.68%
Net investment income	5.94%	7.11%	8.26%	5.92%	3.73%
Expense waiver/reimbursement[4]	0.18%	0.18%	0.16%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,296	$233,184	$260,634	$368,198	$667,492
Portfolio turnover[5]	5%	13%	6%	10%	4%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.57	$8.70	$8.67	$9.35	$9.52
Income From Investment Operations:
Net investment income (loss)[1]	0.51	0.62	0.72	0.52	0.37
Net realized and unrealized gain (loss)	(0.15)	(0.13)	0.02	(0.66)	(0.19)
Total From Investment Operations	0.36	0.49	0.74	(0.14)	0.18
Less Distributions:
Distributions from net investment income	(0.50)	(0.62)	(0.71)	(0.54)	(0.35)
Net Asset Value, End of Period	$8.43	$8.57	$8.70	$8.67	$9.35
Total Return[2]	4.34%	5.80%	8.97%	(1.35)%	1.89%
Ratios to Average Net Assets:
Net expenses[3]	0.66%	0.65%	0.67%	0.67%	0.67%
Net investment income	5.93%	7.14%	8.28%	5.81%	3.85%
Expense waiver/reimbursement[4]	0.11%	0.12%	0.10%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,443	$8,733	$11,121	$17,265	$46,075
Portfolio turnover[5]	5%	13%	6%	10%	4%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investment in securities, at value including $251,068,621 of investments in affiliated holdings* (identified cost $351,249,087, including $278,646,811 of identified cost in affiliated holdings)	$323,836,141
Income receivable	1,414,554
Income receivable from affiliated holdings	1,875
Receivable for investments sold	621
Receivable for shares sold	26,204
Total Assets	325,279,395
Liabilities:
Payable for shares redeemed	927,021
Income distribution payable	34,587
Payable for investment adviser fee (Note 5)	4,237
Payable for administrative fee (Note 5)	685
Payable for auditing fees	35,881
Payable for portfolio accounting fees	32,647
Payable for transfer agent fees (Note 2)	46,354
Payable for other service fees (Notes 2 and 5)	30,240
Accrued expenses (Note 5)	16,621
Total Liabilities	1,128,273
Net assets for 38,408,714 shares outstanding	$324,151,122
Net Assets Consist of:
Paid-in capital	$506,678,914
Total distributable earnings (loss)	(182,527,792)
Net Assets	$324,151,122
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($140,412,510 ÷ 16,635,374 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share (100/99.00 of $8.44)	$8.53
Redemption proceeds per share	$8.44
Institutional Shares:
Net asset value per share ($177,295,855 ÷ 21,009,079 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share	$8.44
Class R6 Shares:
Net asset value per share ($6,442,757 ÷ 764,261 shares outstanding), no par value, unlimited shares authorized	$8.43
Offering price per share	$8.43
Redemption proceeds per share	$8.43

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended March 31, 2026

Investment Income:
Dividends received from affiliated holdings*	$21,355,135
Interest	3,771,088
TOTAL INCOME	25,126,223
Expenses:
Investment adviser fee (Note 5)	2,281,845
Administrative fee (Note 5)	295,017
Custodian fees	20,683
Transfer agent fees (Note 2)	309,110
Directors’/Trustees’ fees (Note 5)	3,441
Auditing fees	35,880
Legal fees	11,812
Portfolio accounting fees	112,400
Other service fees (Notes 2 and 5)	400,897
Share registration costs	67,159
Printing and postage	25,894
Miscellaneous (Note 5)	25,052
TOTAL EXPENSES	3,589,190
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(404,654)
Reimbursement of other operating expenses (Notes 2 and 5)	(230,982)
TOTAL WAIVER AND REIMBURSEMENTS	(635,636)
Net expenses	2,953,554
Net investment income	22,172,669
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(9,758,901) on sales of investments in affiliated holdings*)	(9,774,051)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $3,667,615 on investments in affiliated holdings*)	3,875,687
Net realized and unrealized gain (loss) on investments	(5,898,364)
Change in net assets resulting from operations	$16,274,305

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended March 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,172,669	$29,522,613
Net realized gain (loss)	(9,774,051)	(7,679,687)
Net change in unrealized appreciation/depreciation	3,875,687	1,797,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,274,305	23,640,106
Distributions to Shareholders:
Class A Shares	(9,110,581)	(11,852,322)
Institutional Shares	(12,537,723)	(17,165,624)
Class R6 Shares	(507,435)	(664,028)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,155,739)	(29,681,974)
Share Transactions:
Proceeds from sale of shares	54,529,692	106,921,140
Net asset value of shares issued to shareholders in payment of distributions declared	21,320,040	28,157,558
Cost of shares redeemed	(156,935,536)	(172,929,499)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(81,085,804)	(37,850,801)
Change in net assets	(86,967,238)	(43,892,669)
Net Assets:
Beginning of period	411,118,360	455,011,029
End of period	$324,151,122	$411,118,360
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
March 31, 2026
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
10

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $635,636 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended March 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$101,346	$(67,845)
Institutional Shares	206,851	(163,137)
Class R6 Shares	913	—
TOTAL	$309,110	$(230,982)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
11

For the year ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$400,897
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,703,375	$14,582,699	3,705,776	$32,070,175
Shares issued to shareholders in payment of distributions declared	1,049,461	8,982,692	1,349,327	11,685,772
Shares redeemed	(5,832,572)	(49,863,810)	(6,389,813)	(55,352,378)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,079,736)	$(26,298,419)	(1,334,710)	$(11,596,431)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,496,102	$38,457,728	8,410,521	$72,781,380
Shares issued to shareholders in payment of distributions declared	1,382,289	11,830,461	1,825,679	15,809,708
Shares redeemed	(12,044,702)	(102,926,386)	(13,002,916)	(112,586,503)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,166,311)	$(52,638,197)	(2,766,716)	$(23,995,415)
Annual Financial Statements and Additional Information
12

	Year Ended 3/31/2026		Year Ended 3/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	173,983	$1,489,265	239,527	$2,069,585
Shares issued to shareholders in payment of distributions declared	59,298	506,887	76,527	662,078
Shares redeemed	(487,667)	(4,145,340)	(576,309)	(4,990,618)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(254,386)	$(2,149,188)	(260,255)	$(2,258,955)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,500,433)	$(81,085,804)	(4,361,681)	$(37,850,801)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$22,155,739	$29,681,974
As of March 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$388,651
Net unrealized depreciation	$(31,628,351)
Capital loss carryforwards and deferrals	$(151,288,092)
TOTAL	$(182,527,792)
At March 31, 2026, the cost of investments for federal tax purposes was $355,464,492. The net unrealized depreciation of investments for federal tax purposes was $31,628,351. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $725,150 and unrealized depreciation from investments for those securities having an excess of cost over value of $32,353,501. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of March 31, 2026, the Fund had a capital loss carryforward of $151,288,092 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,962,678	$144,325,414	$151,288,092
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2026, the Adviser voluntarily waived $402,366 of its fee and voluntarily reimbursed $230,982 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2026, the Adviser reimbursed $2,288.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2026, FSC retained $326 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended March 31, 2026, FSSC received $1,018 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 0.68% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2026, the Fee Limit for the Fund’s Class A Shares, Institutional Shares and Class R6 Shares was 0.92%, 0.67% and 0.66%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 63.5% of its net assets at March 31, 2026. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2026, were as follows:
Purchases	$—
Sales	$86,708,611
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the year ended March 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the year ended March 31, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2026, 97.02% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2026
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
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whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Floating Rate Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | FUSGX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for U.S. Government Securities

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.6%
	Federal Home Loan Mortgage Corporation—22.1%
$ 611,290	2.000%, 4/1/2036	$ 564,049
2,181,404	2.000%, 11/1/2051	1,781,993
1,262,060	2.000%, 1/1/2052	1,025,064
661,953	2.500%, 10/1/2051	564,165
2,641,778	2.500%, 11/1/2051	2,268,026
2,319,980	2.500%, 1/1/2052	1,988,130
2,902,752	2.500%, 4/1/2052	2,489,357
819,967	3.000%, 9/1/2052	724,235
435,825	3.500%, 6/1/2052	404,721
1,327,738	3.500%, 7/1/2052	1,231,322
544,797	4.000%, 4/1/2052	519,952
1,373,887	4.000%, 5/1/2052	1,300,970
496,719	4.000%, 9/1/2052	468,960
17,067	4.500%, 11/1/2039	16,991
990,490	4.500%, 11/1/2052	961,688
120,384	5.000%, 1/1/2034	121,930
248,628	5.000%, 5/1/2034	251,729
31,837	5.000%, 2/1/2039	32,329
65,165	5.000%, 7/1/2039	66,154
438,878	5.000%, 10/1/2054	433,674
467,305	5.000%, 11/1/2054	462,531
767,643	5.500%, 5/1/2034	787,665
116,559	5.500%, 12/1/2035	120,025
75,513	5.500%, 5/1/2036	77,832
14,116	5.500%, 6/1/2036	14,548
257,829	5.500%, 6/1/2036	265,981
6,228	5.500%, 9/1/2037	6,430
366,335	5.500%, 5/1/2038	373,820
5,446	6.000%, 2/1/2032	5,599
8,590	6.500%, 4/1/2038	9,096
34,530	6.500%, 10/1/2038	36,633
3,809	6.500%, 10/1/2038	4,048
2,480	7.500%, 1/1/2027	2,488
1,252	7.500%, 12/1/2029	1,302
11,572	7.500%, 5/1/2030	11,689
20,643	7.500%, 2/1/2031	21,663
	TOTAL	19,416,789
	Federal National Mortgage Association—48.9%
1,929,329	2.000%, 5/1/2036	1,777,815
927,125	2.000%, 3/1/2037	852,143
1,297,401	2.000%, 7/1/2050	1,057,011
6,662,708	2.000%, 5/1/2051	5,411,549
4,504,726	2.000%, 2/1/2052	3,675,697
1,006,102	2.000%, 2/1/2052	817,171
2,494,196	2.000%, 2/1/2052	2,037,514
1,198,033	2.500%, 5/1/2037	1,136,653
517,656	2.500%, 9/1/2050	440,052
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$4,844,748	2.500%, 10/1/2051	$ 4,133,588
1,624,021	2.500%, 1/1/2052	1,384,109
312,297	3.000%, 2/1/2047	282,667
6,081,245	3.000%, 6/1/2052	5,422,565
789,955	3.000%, 6/1/2052	701,923
943,152	3.000%, 6/1/2052	831,860
1,317,731	3.500%, 11/1/2050	1,228,218
1,840,182	3.500%, 6/1/2052	1,699,077
71,058	4.000%, 3/1/2048	67,775
1,087,323	4.000%, 7/1/2052	1,029,615
1,060,512	4.000%, 11/1/2052	1,000,251
1,240,866	4.000%, 5/1/2053	1,177,724
21,958	4.500%, 6/1/2041	21,843
854,981	4.500%, 8/1/2052	830,119
1,377,104	4.500%, 8/1/2052	1,330,259
1,023,443	4.500%, 11/1/2052	992,402
339,823	5.000%, 7/1/2034	344,236
24,203	5.000%, 11/1/2035	24,551
29,423	5.000%, 10/1/2039	29,845
93,008	5.000%, 12/1/2039	94,431
22,541	5.000%, 1/1/2040	22,886
988,332	5.000%, 6/1/2053	978,792
716,655	5.000%, 4/1/2054	710,969
200,379	5.500%, 9/1/2034	205,972
673,694	5.500%, 4/1/2053	680,590
3,170	6.000%, 10/1/2028	3,230
2,273	6.000%, 11/1/2028	2,316
36	6.000%, 12/1/2028	37
1,714	6.000%, 12/1/2028	1,747
1,225	6.000%, 12/1/2028	1,249
138	6.000%, 1/1/2029	141
806	6.000%, 1/1/2029	821
214	6.000%, 1/1/2029	219
45	6.000%, 1/1/2029	46
3,935	6.000%, 1/1/2029	4,009
173	6.000%, 3/1/2029	177
116	6.000%, 3/1/2029	118
7,151	6.000%, 5/1/2029	7,286
5,502	6.000%, 5/1/2029	5,606
84	6.000%, 11/1/2029	85
3,158	6.000%, 11/1/2029	3,218
179,041	6.000%, 11/1/2034	185,996
13,170	6.000%, 5/1/2036	13,733
8,241	6.000%, 6/1/2036	8,592
14,914	6.000%, 7/1/2036	15,543
36,234	6.000%, 9/1/2037	37,849
77,551	6.000%, 2/1/2038	81,023
32,811	6.000%, 4/1/2038	34,392
8,387	6.500%, 5/1/2031	8,668
17,102	6.500%, 4/1/2032	17,781
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 61,066		6.500%, 9/1/2036	$ 64,475
5,673		7.000%, 8/1/2028	5,956
2,580		7.000%, 10/1/2028	2,708
7,900		7.000%, 6/1/2029	8,294
96		7.000%, 11/1/2031	101
412		7.000%, 11/1/2031	432
13,785		7.000%, 12/1/2031	14,472
2,132		7.000%, 12/1/2031	2,238
308		7.000%, 1/1/2032	323
473		7.500%, 1/1/2030	492
		TOTAL	42,965,245
		Government National Mortgage Association—2.3%
603,590		3.000%, 9/20/2050	539,201
65,732		5.000%, 11/20/2038	66,448
22,391		5.000%, 12/20/2038	22,635
44,964		5.000%, 5/20/2039	45,456
162,202		5.000%, 8/20/2039	163,977
70,937		5.000%, 9/20/2039	71,713
820,734		5.000%, 9/20/2053	816,323
76,745		5.500%, 12/20/2038	78,988
63,032		6.000%, 9/20/2038	65,657
33,993		7.500%, 2/15/2028	34,500
270		7.500%, 7/15/2029	278
174		7.500%, 9/15/2029	179
731		7.500%, 9/15/2029	744
258		7.500%, 10/15/2029	265
4,219		7.500%, 10/15/2029	4,337
1,308		7.500%, 10/15/2029	1,349
2,525		7.500%, 10/15/2029	2,606
27,341		7.500%, 6/15/2030	28,351
39,261		8.250%, 10/15/2030	40,570
		TOTAL	1,983,577
	[1]	Government National Mortgage Association, TBA—8.6%
2,500,000		3.500%, 4/20/2056	2,291,016
1,500,000		4.500%, 4/20/2056	1,446,698
850,000		5.000%, 4/20/2056	841,092
3,000,000		5.500%, 4/20/2056	3,016,590
		TOTAL	7,595,396
	[1]	Uniform Mortgage-Backed Securities, TBA—12.7%
1,000,000		5.000%, 4/1/2056	985,664
4,000,000		5.500%, 4/1/2056	4,016,719
6,000,000		6.000%, 4/1/2056	6,113,906
		TOTAL	11,116,289
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,289,145)	83,077,296
		COLLATERALIZED MORTGAGE OBLIGATIONS—21.4%
		Federal Home Loan Mortgage Corporation—0.9%
783,322	[2]	REMIC, Series 5466, Class FL, 4.611% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	786,441
		Federal National Mortgage Association—11.2%
1,276,265	[2]	REMIC, Series 2022-65, Class FB, 4.461% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	1,264,324
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$3,288,099	[2]	REMIC, Series 2022-70, Class FA, 4.521% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	$ 3,235,224
3,445,281	[2]	REMIC, Series 2024-15, Class FB, 4.461% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	3,426,794
1,888,538	[2]	REMIC, Series 2025-7, Class FD, 4.661% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	1,886,494
		TOTAL	9,812,836
		Government National Mortgage Association—8.4%
621,953		REMIC, Series 2013-158, Class AB, 3.025%, 8/16/2053	596,731
595,035		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	572,033
1,308,153	[2]	REMIC, Series 2023-35, Class FH, 4.222% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,293,952
4,922,240	[2]	REMIC, Series 2025-190, Class DF, 4.472% (30-DAY AVERAGE SOFR +0.800%), 11/20/2055	4,958,612
		TOTAL	7,421,328
		Non-Agency Mortgage—0.9%
887,712		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	799,808
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,784,583)	18,820,413
		ASSET-BACKED SECURITIES—1.2%
		Single Family Rental Security—0.8%
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	697,448
		Student Loans—0.4%
346,000		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	325,854
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,043,975)	1,023,302
		INVESTMENT COMPANY—4.1%
3,566,990		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $3,566,990)	3,566,990
		TOTAL INVESTMENT IN SECURITIES—121.3% (IDENTIFIED COST $105,684,693)[4]	106,488,001
		OTHER ASSETS AND LIABILITIES - NET—(21.3)%[5]	(18,722,182)
		NET ASSETS—100%	$87,765,819
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	17	$3,526,570	June 2026	$(6,637)
United States Treasury Notes 5-Year Long Futures	43	$4,651,727	June 2026	$(6,486)
United States Treasury Notes 10-Year Long Futures	2	$222,094	June 2026	$(2,456)
Short Futures:
United States Treasury Long Bond Short Futures	7	$797,125	June 2026	$26,195
United States Treasury Notes 10-Year Ultra Short Futures	15	$1,702,734	June 2026	$35,468
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$46,084
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$6,453,628
Purchases at Cost	$28,138,639
Proceeds from Sales	$(31,025,277)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$3,566,990
Shares Held as of 3/31/2026	3,566,990
Dividend Income	$169,176

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $105,422,256.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$83,077,296	$—	$83,077,296
Collateralized Mortgage Obligations	—	18,820,413	—	18,820,413
Asset-Backed Securities	—	1,023,302	—	1,023,302
Investment Company	3,566,990	—	—	3,566,990
TOTAL SECURITIES	$3,566,990	$102,921,011	$—	$106,488,001
Other Financial Instruments:[1]
Assets	$61,663	$—	$—	$61,663
Liabilities	(15,579)	—	—	(15,579)
TOTAL OTHER FINANCIAL INSTRUMENTS	$46,084	$—	$—	$46,084

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$6.21	$6.15	$6.31	$6.84	$7.39
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.22	0.20	0.15	0.09
Net realized and unrealized gain (loss)	0.08	0.06	(0.16)	(0.52)	(0.52)
Total From Investment Operations	0.31	0.28	0.04	(0.37)	(0.43)
Less Distributions:
Distributions from net investment income	(0.25)	(0.22)	(0.20)	(0.16)	(0.12)
Net Asset Value, End of Period	$6.27	$6.21	$6.15	$6.31	$6.84
Total Return[2]	4.99%	4.65%	0.74%	(5.43)%	(5.84)%
Ratios to Average Net Assets:
Net expenses[3]	0.96%	0.96%	0.96%	0.96%	0.95%
Net investment income	3.72%	3.56%	3.26%	2.35%	1.27%
Expense waiver/reimbursement[4]	0.40%	0.31%	0.25%	0.15%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,807	$88,480	$98,120	$119,047	$175,800
Portfolio turnover[6]	211%[7]	76%	56%	54%[8]	274%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	27%	10%	45%	52%	55%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$6.21	$6.15	$6.31	$6.85	$7.39
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.17	0.15	0.10	0.04
Net realized and unrealized gain (loss)	0.08	0.06	(0.16)	(0.53)	(0.51)
Total From Investment Operations	0.27	0.23	(0.01)	(0.43)	(0.47)
Less Distributions:
Distributions from net investment income	(0.20)	(0.17)	(0.15)	(0.11)	(0.07)
Net Asset Value, End of Period	$6.28	$6.21	$6.15	$6.31	$6.85
Total Return[2]	4.36%	3.87%	(0.04)%	(6.28)%	(6.42)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.71%	1.71%	1.71%	1.70%
Net investment income	2.96%	2.81%	2.48%	1.63%	0.52%
Expense waiver/reimbursement[4]	0.40%	0.31%	0.24%	0.16%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,118	$2,178	$2,671	$5,862	$5,889
Portfolio turnover[6]	211%[7]	76%	56%	54%[8]	274%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	27%	10%	45%	52%	55%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$6.20	$6.14	$6.30	$6.83	$7.38
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.24	0.22	0.17	0.11
Net realized and unrealized gain (loss)	0.07	0.06	(0.16)	(0.53)	(0.51)
Total From Investment Operations	0.32	0.30	0.06	(0.36)	(0.40)
Less Distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.22)	(0.17)	(0.15)
Net Asset Value, End of Period	$6.26	$6.20	$6.14	$6.30	$6.83
Total Return[2]	5.25%	4.92%	1.00%	(5.20)%	(5.56)%
Ratios to Average Net Assets:
Net expenses[3]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	3.96%	3.81%	3.51%	2.63%	1.54%
Expense waiver/reimbursement[4]	0.40%	0.32%	0.25%	0.16%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,841	$1,503	$1,348	$1,444	$1,637
Portfolio turnover[6]	211%[7]	76%	56%	54%[8]	274%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	27%	10%	45%	52%	55%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investment in securities, at value including $3,566,990 of investments in affiliated holdings* (identified cost $105,684,693, including $3,566,990 of identified cost in affiliated holdings)	$106,488,001
Due from broker (Note 2)	53,381
Income receivable	248,751
Income receivable from affiliated holdings	7,865
Receivable for shares sold	12,382
Receivable for variation margin on futures contracts	2,379
Total Assets	106,812,759
Liabilities:
Payable for investments purchased	18,857,717
Payable for shares redeemed	37,472
Payable to bank	11,878
Income distribution payable	30,550
Payable to adviser (Note 5)	190
Payable for administrative fee (Note 5)	185
Payable for distribution services fee (Note 5)	1,359
Payable for other service fees (Notes 2 and 5)	28,913
Accrued expenses (Note 5)	78,676
Total Liabilities	19,046,940
Net assets for 13,994,626 shares outstanding	$87,765,819
Net Assets Consist of:
Paid-in capital	$120,960,308
Total distributable earnings (loss)	(33,194,489)
Net Assets	$87,765,819
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($81,806,978 ÷ 13,043,707 shares outstanding), no par value, unlimited shares authorized	$6.27
Offering price per share (100/95.50 of $6.27)	$6.57
Redemption proceeds per share	$6.27
Class C Shares:
Net asset value per share ($2,117,902 ÷ 337,385 shares outstanding), no par value, unlimited shares authorized	$6.28
Offering price per share	$6.28
Redemption proceeds per share (99.00/100 of $6.28)	$6.22
Institutional Shares:
Net asset value per share ($3,840,939 ÷ 613,534 shares outstanding), no par value, unlimited shares authorized	$6.26
Offering price per share	$6.26
Redemption proceeds per share	$6.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2026

Investment Income:
Interest	$4,028,939
Dividends received from affiliated holdings*	169,176
TOTAL INCOME	4,198,115
Expenses:
Investment adviser fee (Note 5)	413,005
Administrative fee (Note 5)	72,403
Custodian fees	21,525
Transfer agent fees	184,226
Directors’/Trustees’ fees (Note 5)	1,721
Auditing fees	35,287
Legal fees	11,812
Portfolio accounting fees	149,444
Distribution services fee (Note 5)	15,890
Other service fees (Notes 2 and 5)	216,105
Share registration costs	53,434
Printing and postage	33,402
Miscellaneous (Note 5)	23,093
TOTAL EXPENSES	1,231,347
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(356,961)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,457)
TOTAL WAIVERS AND REIMBURSEMENTS	(358,418)
Net expenses	872,929
Net investment income	3,325,186
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	83,881
Net realized loss on futures contracts	(31,065)
Net change in unrealized depreciation of investments	973,581
Net change in unrealized appreciation of futures contracts	37,892
Net realized and unrealized gain (loss) on investments and futures contracts	1,064,289
Change in net assets resulting from operations	$4,389,475

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended March 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,325,186	$3,484,558
Net realized gain (loss)	52,816	(939,710)
Net change in unrealized appreciation/depreciation	1,011,473	1,779,254
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,389,475	4,324,102
Distributions to Shareholders:
Class A Shares	(3,294,593)	(3,362,441)
Class C Shares	(65,963)	(70,950)
Institutional Shares	(113,714)	(53,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,474,270)	(3,487,137)
Share Transactions:
Proceeds from sale of shares	12,500,730	5,294,003
Net asset value of shares issued to shareholders in payment of distributions declared	3,046,482	3,071,667
Cost of shares redeemed	(20,857,213)	(19,181,646)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,310,001)	(10,815,976)
Change in net assets	(4,394,796)	(9,979,011)
Net Assets:
Beginning of period	92,160,615	102,139,626
End of period	$87,765,819	$92,160,615
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2026
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $358,418 is disclosed in various locations in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$210,808
Class C Shares	5,297
TOTAL	$216,105
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Annual Financial Statements and Additional Information

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,422,165 and $623,657, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$46,084*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(31,065)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$37,892
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,389,277	$8,760,027	647,217	$4,066,197
Shares issued to shareholders in payment of distributions declared	458,187	2,868,510	477,673	2,948,775
Shares redeemed	(3,056,765)	(19,197,472)	(2,830,678)	(17,459,737)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,209,301)	$(7,568,935)	(1,705,788)	$(10,444,765)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	167,793	$1,034,998	95,851	$590,790
Shares issued to shareholders in payment of distributions declared	10,252	64,262	11,201	69,184
Shares redeemed	(191,214)	(1,176,816)	(190,509)	(1,172,839)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(13,169)	$(77,556)	(83,457)	$(512,865)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	429,737	$2,705,705	104,512	$637,016
Shares issued to shareholders in payment of distributions declared	18,115	113,710	8,714	53,708
Shares redeemed	(76,867)	(482,925)	(90,412)	(549,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	370,985	$2,336,490	22,814	$141,654
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(851,485)	$(5,310,001)	(1,766,431)	$(10,815,976)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$3,474,270	$3,487,137
As of March 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$14,386
Net unrealized appreciation	$1,065,745
Capital loss carryforwards and deferrals	$(34,274,620)
TOTAL	$(33,194,489)
At March 31, 2026, the cost of investments for federal tax purposes was $105,422,256. The net unrealized appreciation of investments for federal tax purposes was $1,065,745. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,515,794 and unrealized depreciation from investments for those securities having an excess of cost over value of $450,049. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar roll adjustments and mark-to-market of futures contracts.
As of March 31, 2026, the Fund had a capital loss carryforward of $34,274,620 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$19,037,427	$15,237,193	$34,274,620
The Fund used capital loss carryforwards of $24,471 to offset capital gains realized during the year ended March 31, 2026.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2026, the Adviser voluntarily waived $353,965 of its fee and voluntarily reimbursed $1,457 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2026, the Adviser reimbursed $2,996.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2026, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$15,890
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended March 31, 2026, FSC retained $1,061 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2026, FSC retained $897 in sales charges from the sale of Class A Shares. For the year ended March 31, 2026, FSC retained $313 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended March 31, 2026, FSSC received $92,137 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares and Institutional Shares was 0.96%, 1.71% and 0.71%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2026, were as follows:
Purchases	$—
Sales	$1,973,489
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the year ended March 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the year ended March 31, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2026, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FUND FOR U.S. GOVERNMENT SECURITIES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C886
CUSIP 31420C522
28390 (5/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Floating Rate Strategic Income Fund: Not Applicable.

Federated Hermes Fund for U.S. Government Securities: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: Not Applicable.

Federated Hermes Fund for U.S. Government Securities: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026